Other liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities1 [Abstract]
Accruals and other accumulated expenses	$ 26,901	$ 31,806
Accounts payable	8,751	6,236
Unearned commissions	15,628	7,305
Others	83	84
Total	$ 51,363	$ 45,431